OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of other assets [text block] [Abstract]
OTHER FINANCIAL ASSETS

NOTE 11 - OTHER FINANCIAL ASSETS

(a) The composition of other financial assets is as follows:

	Current Assets		Non-current assets		Total Assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
(a) Other financial assets
Private investment funds	347	348	-	-	347	348
Deposits in guarantee (aircraft)	7,189	2,435	2,758	21,498	9,947	23,933
Guarantees for margins of derivatives	5,451	3,047	-	-	5,451	3,047
Other investments	-	-	493	493	493	493
Domestic and foreign bonds	1,290	18	-	-	1,290	18
Other guarantees given	69,220	43,106	12,371	11,149	81,591	54,255
Subtotal of other financial assets	83,497	48,954	15,622	33,140	99,119	82,094

(b) Hedging derivate asset
Fair value of fuel price derivatives	17,641	1,296	-	-	17,641	1,296
Subtotal of derivate assets	17,641	1,296	-	-	17,641	1,296
Total Other Financial Assets	101,138	50,250	15,622	33,140	116,760	83,390

The different derivative hedging contracts maintained by the Company at the end of each fiscal year are described in Note 19.

(b) The balances composition by currencies of the Other financial assets are as follows:

	As of	As of
	December 31,	December 31,
Type of currency	2021	2020
	ThUS$	ThUS$
Argentine peso	16	460
Brazilian real	9,775	8,475
Chilean peso	4,502	4,056
Colombian peso	1,727	500
Euro	4,104	3,236
U.S.A dollar	93,247	63,922
Other currencies	3,389	2,741
Total	116,760	83,390